Trade Receivables - Summary of Carrying Amount of Each Aging Range (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Current Trade Receivables Gross	R$ 2,889,573	R$ 1,793,759
Provision for doubtful accounts	(244,972)	(107,995)	R$ (108,692)	R$ (129,242)
Current Trade Receivables	2,644,601	1,685,764
Current [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	1,632,884	1,501,958
Provision for doubtful accounts	(46,358)	(38,060)
Up to 30 days [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	874,649	142,069
Provision for doubtful accounts	(9,229)	(14,311)
31 to 60 days [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	138,467	36,466
Provision for doubtful accounts	(23,549)	(6,663)
61 to 90 days [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	40,178	27,789
Provision for doubtful accounts	(10,185)	(6,333)
91 to 180 days [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	203,395	85,477
Provision for doubtful accounts	R$ (155,651)	R$ (42,628)